Financial Instruments - Disclosure of financial instruments by type of interest rate (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Short-term deposits, not classified as cash equivalents	£ 44,919	£ 48,819
Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	15,082	25,720
Interest rate risk | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	49,621	54,542
Cash deposits | Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	15,082	25,720
Cash deposits | Interest rate risk | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	4,702	5,723
Short Term Investments | Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	0	0
Short Term Investments | Interest rate risk | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	£ 44,919	£ 48,819